Note 17 - Deferred Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of deferred income tax and social contribution [text block]
17.	DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION

Deferred taxes for income tax and social contribution taxes are calculated on temporary differences between the tax bases of these taxes and the accounting calculations of the Company, which include tax losses. The rates of these taxes in Brazil, which are expected upon the realization of deferred taxes, are
25%
for income tax and
9%
for social contribution. For other regions with operational activity, the expected rates are as follow:

Central America and the Caribbean	from 23%	to	31%
Latin America - South (i)	from 14%	to	30%
Canada		26%

(i) Amendments to Argentine tax legislation approved on
December 29, 2017
affected the Company beginning in
October 2018
and reduced the income tax rate for the
first
two
years from
35%
to
30%
and, in the following years, to
25%.
Further, new amendments to the Argentine tax legislation approved on
December 23, 2019
postponed for
one
year the application of the income tax rate of
25%,
and extended for a
third
year the application of the
30%
rate.

Deferred tax assets are recognized to the extent that it is probable that future taxable profits are probable, which may
be offset against currently recorded temporary differences, with a special emphasis on tax losses.

The amount of deferred income tax and social contribution by type of temporary difference is detailed as follows:

	2019			2018 (restated)
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	10.0	–	10.0	10.0	–	10.0
Intangible	–	(1,067.5)	(1,067.5)	–	(1,031.1)	(1,031.1)
Employee benefits	750.0	(3.9)	746.1	614.8	–	614.8
Trade payables	2,330.3	(246.6)	2,083.7	1,807.8	(271.9)	1,535.9
Trade receivable	45.5	(3.3)	42.2	41.3	(2.3)	39.0
Derivatives	38.9	(217.2)	(178.3)	18.7	(304.2)	(285.5)
Interest-Bearing Loans and Borrowings	–	–	–	2.5	(78.5)	(76.0)
Inventories	372.0	(67.1)	304.9	266.7	(44.8)	221.9
Property, plant and equipment	290.4	(1,423.4)	(1,133.0)	109.6	(1,386.4)	(1,276.8)
Withholding tax over undistributed profits and royalties	–	(1,115.1)	(1,115.1)	–	(863.8)	(863.8)
Investments in joint ventures	–	(421.6)	(421.6)	–	(421.6)	(421.6)
Loss carry forwards	877.3	(148.4)	728.9	791.0	–	791.0
Provisions	465.9	(2.3)	463.6	363.1	(24.0)	339.1
Impact of the adoption of IFRS 16 (leasing operations)	44.6	(1.9)	42.7	47.2	–	47.2
Other items	89.0	(16.6)	72.4	50.6	(54.6)	(4.0)
Gross deferred tax assets / (liabilities)	5,313.9	(4,734.9)	579.0	4,123.3	(4,483.2)	(359.9)
Netting by taxable entity	(2,363.8)	2,363.8	–	(2,058.6)	2,058.6	–
Net deferred tax assets / (liabilities)	2,950.1	(2,371.1)	579.0	2,064.7	(2,424.6)	(359.9)

The Company only reclassifies the balances of deferred income tax and social contribution assets against liabilities to net presentation when they are within the same entity, related to the same nature and are expected to be realized in the same period.

The critical estimates of Ambev’s Management, as well the main contingent liabilities related to uncertainties about the tax treatment of income, are disclosed in Notes
3
(i) and
29,
respectively.

As at
December 31, 2019
the deferred tax assets and liabilities related to combined tax losses which have expected utilization/settlement using temporary differences, as follows:

	2019
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	–	10.0	10.0
Intangible	(1.2)	(1,066.3)	(1,067.5)
Employee benefits	63.6	682.5	746.1
Trade payables	(202.3)	2,286.0	2,083.7
Trade receivable	41.8	0.4	42.2
Derivatives	(62.2)	(116.1)	(178.3)
Inventories	314.7	(9.8)	304.9
Property, plant and equipment	(117.9)	(1,015.1)	(1,133.0)
Withholding tax over undistributed profits and royalties	(96.5)	(1,018.6)	(1,115.1)
Investments in joint ventures	–	(421.6)	(421.6)
Provisions	221.2	242.4	463.6
Impact of the adoption of IFRS 16 (leasing operations)	(0.6)	43.3	42.7
Other items	14.0	58.4	72.4
Total	174.6	(324.5)	(149.9)

The majority of tax losses and negative social contribution bases on which deferred income tax and social contribution were calculated do not
have a limitation period. Its use is based on the projection of the future existence of taxable profits, according to the actual figures for past years, and the projections of the Company's business in the economies where it is located, and thus in compliance with the applicable fiscal and accounting rules.

Deferred tax related to tax losses	2019
2020	265.6
2021	285.4
2022	52.4
2023	5.4
2024 to 2026 (i)	120.1
Total	728.9

(i) There is
no
expectation of realization beyond a term of
ten
years.

As at
December 31, 2019,
the tax credits related to tax losses in the amount of
R$707.1
(
R$624.3
in
2018
) were
not
recorded, as realization is
not
probable.

A major part of the deferred tax loss asset amount does
not
have any carry forward limit for utilization, and the tax losses carried forward in relation to credit are equivalent to
R$2,811.6
in
2019
(
R$2,496.8
in
2018
).

The net change in deferred income tax and social contribution is detailed as follows:

At December 31, 2017	(18.3)
Recognition of actuarial gains/(losses)	(3.5)
Investment hedge on foreign operations	34.5
Investment hedge - put option of a subsidiary interest	44.1
Cash flow hedge - gains/(losses)	(118.3)
Gains/(losses) on translation of other foreign operations	283.4
Recognized in other comprehensive income	240.2
Recognized in the income statement	59.5
Changes directly in the balance sheet	(641.3)
Recognized in deferred tax	(652.1)
Recognized in other group of balance sheet	10.8
At December 31, 2018	(359.9)
Recognition of actuarial gains/(losses)	80.9
Investment hedge - put option of a subsidiary interest	(13.0)
Cash flow hedge - gains/(losses)	106.7
Gains/(losses) on translation of other foreign operations	660.5
Recognized in other comprehensive income	835.1
Recognized in the income statement	363.4
Changes directly in the balance sheet	(259.6)
Recognized in deferred tax	(263.5)
Effect of application of IAS 29 (hyperinflation)	(263.5)
Recognized in other group of balance sheet	3.9
At December 31, 2019	579.0